Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 432,747	$ 180,211
Restricted cash and cash equivalents	88,857	100,869
Rent receivables	15,625	9,307
Investment in finance lease, net	11,941	12,822
Flight equipment held for sale, net	152,794	259,644
Flight equipment held for operating lease, net	2,752,831	3,228,018
Maintenance rights	256,404	298,207
Deferred tax asset, net	17,552	6,505
Fair value of derivative assets	6,656	5,929
Other assets, net	134,207	124,960
Total assets	3,869,614	4,226,472
Liabilities
Accounts payable and accrued liabilities	35,202	23,146
Rentals received in advance	15,434	21,322
Payable to related parties	7,038	4,462
Security deposits	46,324	60,097
Maintenance payment liability, net	252,099	292,586
Unsecured borrowings, net	618,971	617,664
Secured borrowings, net	1,915,435	2,379,869
Deferred tax liability, net	59,256	36,256
Fair value of derivative liabilities	37,618	8,558
Other liabilities	83,465	80,402
Total liabilities	3,070,842	3,524,362
Shareholders' equity
Common shares, $0.001 par value; 499,999,900 shares authorized; 30,898,410 and 32,650,019 shares issued and outstanding at September 30, 2019 and December 31, 2018, respectively	31	33
Manager shares, $0.001 par value; 100 shares authorized, issued and outstanding	0	0
Additional paid-in capital	516,255	549,123
Retained earnings	305,234	154,347
Accumulated other comprehensive loss, net	(22,748)	(1,393)
Total shareholders' equity	798,772	702,110
Total liabilities and shareholders' equity	$ 3,869,614	$ 4,226,472